Accounting changes	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Changes [Abstract]
Disclosure Of Accounting Changes [Text Block]
Note 4
Accounting changes

a)
The accounting policies described in the Consolidated Financial Statements as of December 31, 2019 reflect the adoption of IFRS 16 and IFRIC 23 which went into effect as of January 1, 2019 and the initial impact of the application of these rules is described as follows:

The Company has implemented IFRS 16 using the modified retrospective approach. Under this method, the cumulative effect of initially applying the standard is recognized at January 1, 2019 and comparative amounts are not restated. Additionally, there was no impact on retained earnings as a result of the adoption of IFRS 16.

On adoption of IFRS 16, the Company recognized right of use assets and lease liabilities in relation to leases which had been previously classified as "operating leases" under the principles of IAS 17 Leases, except for the short term leases and leases of low value assets. Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of January 1, 2019
.

The lease liability is remeasured when there is a change in future lease payments, typically due to a change in index or rate (e.g., inflation), or if there is a reassessment of whether an extension or termination option will be exercised. A corresponding adjustment is made to the right of use asset.

Considerations:

Identification of the asset for right of use: As part of the contract review and analysis process, the Company identified assets by right of use associated with identifiable and non-substitutable lease contracts, which were classified under the PPE category. The Company mainly has warehouses, offices, vehicles and lands leases contract.

Interest rate used for the measurement of the financial liability: The average incremental borrowing interest rate applied to lease liabilities used is 4.28%.

Term of the contract: The Company evaluated the leases’ clauses, market conditions, costs related to the termination of the contract and early cancellation.

Other considerations:

1)
During the initial measurement of leases agreements the Company applied exemptions for leases with remaining terms less than 12 months and leases with a value lower than US$ 5,000 (ThCh$ 3,747) as of  January 1, 2019. These leases have been considered as short term and, accordingly, no right of use asset or lease liability have been recognized.

2)	The Company excluded initial direct costs from measuring the right of use asset at the date of initial application.
3)	The Company analyzed the lease term on a case-by-case basis, in those with an option to extend or terminate the lease.

The right of use asset is presented in property, plant and equipment and lease liability in borrowings. Also it has modified the nature of the lease expenses, eliminating the operating expense offset by the expense of depreciation and a financial cost, the short-term and low-value leases are still going through the Consolidated Financial Statement of Income. Finally the presentation in the Consolidated Statement of Cash Flows was modified. The main portion of lease payments are presented in cash flow from financing activities and the interest associated to leases are presented in cash flow from operating activities.

For leases previously classified as financial leases, the Company recognized the carrying amount of the lease asset and the lease liability immediately before the transition as the carrying amount of the asset for the right to use and the lease liability on the date of the lease initial recognition.

Showing up next:

Reconciliation table between the commitments for leases as of December 31, 2018, before the adoption of IFRS 16 and what was disclosed by this same concept as of January 1, 2019:

January 1, 2019
ThCh$
Operating lease and services contracts as of December 31, 2018	138,377,120
Commitments not qualified as lease liabilities (1)	(113,040,682)
Obligations for lease contracts as of December 31, 2018	25,336,438
Adjustments to present value	(6,252,251)
Leases according to IFRS 16 as of January 1, 2019	19,084,187
Financial leases liabilities recognized as of December 31, 2018	17,912,134
Lease liabilities recognized as of January 1, 2019	36,996,321

Current leases liabilities	7,633,617
Non-current leases liabilities	29,362,704
Lease liabilities recognized as of January 1, 2019	36,996,321

(1)	It mainly corresponds to services contracts., short-term and low-value operational leases.

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In relation to IFRIC 23, this interpretation clarifies how the recognition and measurement requirements of IAS 12 apply when there is uncertainty about the tax treatments adopted. The Company has determined that this standard has no impact on the Consolidated Financial Statements.

b)
During the year ended on December 31, 2019, there have been no other changes in the use of accounting principles or relevant changes in any accounting estimates with regard to previous years that have affected these Consolidated Financial Statements.